Assets Held For Sale (Narrative) (Details) (EUR €)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	€ 6,862,000	€ 6,347,000	€ 5,508,000
Japan Building [Member]
Long Lived Assets Held-for-sale [Line Items]
Carrying value	5,700,000
Japan Land [Member]
Long Lived Assets Held-for-sale [Line Items]
Carrying value	900,000
The Netherlands [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	277,000	277,000	277,000
Carrying value	€ 300,000